SCHEDULE OF INPUTS TO OPTION PRICING MODEL (Details)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Expected dividend yield		0.00%
Expected share price volatility		127.83%
Risk free interest rate		0.93%
Expected life of options		5 years